Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at December 31, 2011	$ 1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$ 972,570